Offerings	Dec. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1.5 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,600,006.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 497.16
Offering Note	The amount to be registered consists of up to $100,000,000 of an indeterminate amount of ordinary shares, warrants, subscription rights and units. There is also being registered hereunder such currently indeterminate number of ordinary shares or other securities of the registrant as may be issued upon conversion of, or in exchange for ordinary shares or subscription rights as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover an indeterminate number of additional ordinary shares that may become issuable by virtue of any dividend, stock split, recapitalization or other similar transaction.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form F-3 under the Securities Act.

The Registrant previously registered $100,000,000 in aggregate offering price of securities pursuant to the Registration Statement on Form F-3 (File No. 333-269087) filed on December 30, 2022, and declared effective on January 10, 2023 (the “Prior Registration Statement”), $96,399,994.00 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The Registrant is carrying forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended. The Registrant previously paid a registration fee of $9,202.00 in connection with the filing of the Prior Registration Statement of which $8,870.73 relates to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee of $8,870.73 associated with the offering of the Unsold Securities is hereby applied to offset the amount of the filing fee in connection with the securities registered hereunder.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1.5 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-269087
Carry Forward Initial Effective Date	Jan. 10, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-269087
Carry Forward Initial Effective Date	Jan. 10, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-269087
Carry Forward Initial Effective Date	Jan. 10, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-269087
Carry Forward Initial Effective Date	Jan. 10, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 96,399,994.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-269087
Carry Forward Initial Effective Date	Jan. 10, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,870.73
Offering Note	The amount to be registered consists of up to $100,000,000 of an indeterminate amount of ordinary shares, warrants, subscription rights and units. There is also being registered hereunder such currently indeterminate number of ordinary shares or other securities of the registrant as may be issued upon conversion of, or in exchange for ordinary shares or subscription rights as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover an indeterminate number of additional ordinary shares that may become issuable by virtue of any dividend, stock split, recapitalization or other similar transaction.

The Registrant previously registered $100,000,000 in aggregate offering price of securities pursuant to the Registration Statement on Form F-3 (File No. 333-269087) filed on December 30, 2022, and declared effective on January 10, 2023 (the “Prior Registration Statement”), $96,399,994.00 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The Registrant is carrying forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended. The Registrant previously paid a registration fee of $9,202.00 in connection with the filing of the Prior Registration Statement of which $8,870.73 relates to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee of $8,870.73 associated with the offering of the Unsold Securities is hereby applied to offset the amount of the filing fee in connection with the securities registered hereunder.